Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stock-Based Compensation (Tables) [Line Items]
Schedule of Common Stock Reserved for Issuance

Common stock reserved for issuance at September 30, 2024 and December 31, 2023, was as follows:

	September 30, 2024	December 31, 2023
Series A convertible preferred stock	–	1,573,999
Series B convertible preferred stock	–	2,511,007
Series C convertible preferred stock	–	1,498,516
Series D convertible preferred stock	–	1,312,722
Series E convertible preferred stock	–	1,152,329
Warrants outstanding for future issuance of convertible preferred stock	–	86,877
Warrants outstanding for future issuance of Common stock	14,620,219	1,337,169
Stock options and restricted stock units	1,619,160	1,657,017
Stock options and restricted stock units available for future issuance	6,921,918	670,477
Total shares of Common stock reserved	23,161,297	11,800,113

Schedule of Option Award Activity for Service-Based Stock Options Granted

Option award activity for service-based stock options granted at September 30, 2024, was as follows:

	Number of options outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousand)
Balances at January 1, 2024	435,857	$17.60	4.8	$754
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	—	—	—	—
Forfeited	—	—	—	—
Balances at September 30, 2024	435,857	$17.60	4.0	$—
Vested and exercisable at September 30, 2024	427,540	$17.41	4.0	$—

Option award activity for performance milestone-based stock options granted at September 30, 2024, was as follows:

	Number of options outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Balances at January 1, 2024	102,141	$20.85	6.6	$—
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	—	—	—	—
Forfeited	—	—	—	—
Balances at September 30, 2024	102,141	$20.85	5.8	$—
Vested and exercisable at September 30, 2024	34,047	$20.85	5.8	$—

Schedule of RSU Activity

A summary of the Company’s RSU activity and related information is as follows:

	Number of RSUs Outstanding	Weighted-Average Grant Date Fair Value Per Share
Balances at January 1, 2024	1,117,835	$13.64
Granted	928,266	10.38
Vested	(964,939)	14.07
Forfeited	—	—
Balances at September 30, 2024	1,081,162	$10.45

Schedule of Stock-Based Compensation Expense

The following table summarizes stock-based compensation expense recorded in each component of operating expenses in the Company’s interim condensed consolidated statements of operations and comprehensive loss (in thousands):

	Three Months Ended September,		Nine Months Ended September,
	2024	2023	2024	2023
Research and development	$3,224	$—	$3,224	$4
Sales and marketing	758	—	758	1
General and administrative	10,961	98	11,156	540
Total stock-based compensation expense	$14,943	$98	$15,138	$545

BOLT THREADS, INC. [Member]
Stock-Based Compensation (Tables) [Line Items]
Schedule of Common Stock Reserved for Issuance

Common stock reserved for issuance as of December 31, 2023 and 2022, is as follows:

	2023	2022
Series A convertible preferred stock	5,337,315	5,488,826
Series B convertible preferred stock	8,515,065	9,584,114
Series C convertible preferred stock	5,081,613	5,773,114
Series D convertible preferred stock	4,451,566	8,071,518
Series E convertible preferred stock	3,907,660	6,793,734
Warrants outstanding for future issuance of convertible preferred stock	294,609	294,609
Warrants outstanding for future issuance of common stock	4,534,468	—
Stock options and restricted stock units	5,619,102	5,753,456
Stock options and restricted stock units available for future issuance	2,273,654	2,119,580
Total shares of common stock reserved	40,015,052	43,878,951

Schedule of Option Award Activity for Service-Based Stock Options Granted

Option award activity for service-based stock options granted as of December 31, 2023, was as follows:

	Number of options outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousand)
Balances as of January 1, 2022	3,932,382	$5.04	6.7	$11,671
Granted	5,000	8.01	—	—
Exercised	(151,900)	1.02	—	—
Expired	(370,517)	4.49	—	—
Forfeited	(125,150)	6.32	—	—
Balances as of December 31, 2022	3,289,815	$5.24	6.1	$2,561
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	(1,291,725)	4.70	—	—
Forfeited	(520,057)	6.74	—	—
Balances as of December 31, 2023	1,478,033	$5.19	4.8	$754
Vested and exercisable – December 31, 2023	1,351,263	$5.03	4.6	$754
	Number of options outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Balances as of January 1, 2022	416,372	$6.15	8.6	$631
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	(45,000)	—	—	—
Forfeited	(15,000)	—	—	—
Balances as of December 31, 2022	356,372	$6.15	5.6	$463
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	—	—	—	—
Forfeited	(10,000)	—	—	—
Balances as of December 31, 2023	346,372	$6.15	6.6	$—
Vested and exercisable at December 31, 2023	115,457	$6.15	6.6	$—

Schedule of RSU Activity

A summary of the Company’s RSU activity and related information is as follows:

	Number of RSUs Outstanding	Weighted- Average Grant Date Fair Value Per Share
Balances as of January 1, 2022	1,141,892	$6.20
Granted	1,241,954	5.77
Vested	—	—
Forfeited	(276,577)	6.64
Balances as of December 31, 2022	2,107,269	$6.52
Granted	3,434,335	2.94
Vested	—	—
Forfeited	(1,746,907)	4.83
Balances as of December 31, 2023	3,794,697	$4.02

Schedule of Stock-Based Compensation Expense

The following table summarizes stock-based compensation expense recorded in each component of operating expenses in the Company’s consolidated statements of operations and comprehensive loss (in thousands):

	Year Ended December 31,
	2023	2022
Research and development	$4	$31
Sales and marketing	1	43
General and administrative	638	1,085
Total stock-based compensation expense	$643	$1,159

Schedule of Calculate the Fair Value of Employee Service-Based Option

The following assumptions were used to calculate the fair value of employee service-based option grants made during the year ended December 31, 2022:

2022
Expected dividend yield(1)	—
Risk-free interest rate(2)	3.39%
Expected volatility(3)	44.9%
Expected life (in years)(4)	5.00
Fair value of common stock	$1.34

(1)	The Company has no history or expectation of paying cash dividends on its common stock and, thus, has assumed a zero-dividend rate.

(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

(3)	To determine the expected volatility used above, the Company used the average volatility of a peer group of representative public companies.

(4)	The expected life or term of the options represents the period of time that options granted are expected to be outstanding and is determined using the simplified method (based on the mid-point between the vesting date and the end of the contractual term).